Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices on Timing of Equity Awards
We do not have any program, plan or obligation that requires us to grant equity awards on specified dates. We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically aim to make equity grants during an open trading window. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives. During 2025, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation, and no stock options were granted to any NEO during any period beginning four business days before and ending one business day after the filing of our Annual Report on
10-K
or any Quarterly Report on
10-Q
or the filing or furnishing of any Current Report on Form
8-K
that discloses material nonpublic information.

Award Timing Method	We do not have any program, plan or obligation that requires us to grant equity awards on specified dates. We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically aim to make equity grants during an open trading window.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false